Accounting policies, Major exchange rates of currencies (Details)	12 Months Ended
	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / £ $ / €	Dec. 31, 2021 $ / € $ / ₪	Dec. 31, 2021 $ / € $ / kr	Dec. 31, 2021 $ / € $ / kr	Dec. 31, 2020 $ / €	Dec. 31, 2020 $ / £ $ / €	Dec. 31, 2020 $ / € $ / ₪	Dec. 31, 2020 $ / € $ / kr	Dec. 31, 2020 $ / € $ / kr	Dec. 31, 2019 $ / €	Dec. 31, 2019 $ / £ $ / €	Dec. 31, 2019 $ / ₪ $ / €	Dec. 31, 2019 $ / kr $ / €	Dec. 31, 2019 $ / kr $ / €	Dec. 31, 2021 $ / £	Dec. 31, 2021 $ / ₪	Dec. 31, 2021 $ / kr	Dec. 31, 2021 $ / kr	Dec. 31, 2020 $ / £	Dec. 31, 2020 $ / ₪	Dec. 31, 2020 $ / kr	Dec. 31, 2020 $ / kr	Dec. 31, 2019 $ / £	Dec. 31, 2019 $ / ₪	Dec. 31, 2019 $ / kr	Dec. 31, 2019 $ / kr
Exchange rates [Abstract]
Average	0.8454	0.7271	3.2322	8.5975	6.2875	0.8777	0.7799	3.4351	9.4206	6.5432	0.8932	0.7836	3.5646	8.7976	6.6690
Closing	0.8830	0.8830	0.8830	0.8830	0.8830	0.8141	0.8141	0.8141	0.8141	0.8141	0.8929	0.8929	0.8929	0.8929	0.8929	0.7413	3.1115	8.8074	6.5664	0.7365	3.2148	8.5671	6.0570	0.7624	3.4609	8.8046	6.6698